Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per common share
	2021	2020
Numerator:
Net Income (Loss)	$235,240	$1,028,280
Denominator
Basic weighted-average common shares outstanding	10,928,043	10,000,000
Diluted weighted-average common shares outstanding	21,023,688	10,000,000

Basic Earnings Per Share	$0.02	$0.10
Diluted Earnings Per Share	$0.01	$0.10

Schedule of Dilutive securities
	2021	2020
Stock Warrants	10,064,987	-
Stock Options	30,658	-
Total	10,095,645	-